File No. 333-120144
                                       Filed Pursuant to Rule 497(e) under
                                                the Securities Act of 1933


                         Pioneer Fundamental Value Fund

                       Supplement dated March 13, 2013 to
  Summary Prospectus, Prospectus and Statement of Additional Information Dated
                 November 1, 2012, as revised November 7, 2012

The Board of Trustees of Pioneer Fundamental Value Fund has approved the reorganization of the fund with Pioneer Disciplined Value Fund (the "Reorganization"). Each of Pioneer Fundamental Value Fund and Pioneer Disciplined Value Fund is managed by Pioneer Investment Management, Inc. ("Pioneer"). The combined fund resulting from the Reorganization also will be managed by Pioneer. The Reorganization is expected to occur on or about
May 17, 2013, but may occur on such later date as the parties may agree (the "Closing Date"). The Reorganization does not require shareholder approval.

Following is a description of certain aspects of the Reorganization:

      o Pioneer Disciplined Value Fund will reorganize with Pioneer Fundamental Value Fund, resulting in the combined fund. The combined fund will be named "Pioneer Disciplined Value Fund."

      o Pioneer Disciplined Value Fund's investment team will manage the combined fund.

      o The combined fund will have the same investment objective as Pioneer Disciplined Value Fund (to seek long-term capital growth). Pioneer Fundamental Value Fund's investment objective is to seek capital appreciation and current income is a secondary objective.

      o The combined fund will have the same investment strategies and investment policies as Pioneer Disciplined Value Fund. Both the combined fund and Pioneer Fundamental Value Fund invest primarily in equity securities of U.S. issuers. The combined fund may invest in issuers of any market capitalization. In contrast, Pioneer Fundamental Value Fund may invest a significant portion of its assets in equity securities of medium-and large-capitalization companies.

      o The management fee rate payable by the combined fund will be lower than the management fee payable by Pioneer Fundamental Value Fund on assets under management up to $2 billion and will be the same as the management fees payable by Pioneer Fundamental Value Fund on assets over $2 billion.

      o It is currently anticipated that the historical performance of Pioneer Disciplined Value Fund will become the combined fund's historical performance.

      o The Reorganization is expected to qualify as a tax-free reorganization, which generally means that the Reorganization will result in no income, gain or loss being recognized for federal income tax purposes by either fund or its shareholders as a direct result of the Reorganization.

      o Pioneer Fundamental Value will bear 25% of the expenses incurred in connection with the Reorganization and Pioneer will bear 75% of such reorganization costs.

The following information is intended to provide information to help you understand the impact of the Reorganization. For complete information, you should refer to each fund's summary prospectus, prospectus and statement of additional information, which are available free upon request at www.pioneerinvestments.com or by calling 1-800-225-6292. Updated performance information for each fund also is available at www.pioneerinvestments.com.

Investment Adviser and Other Service Providers

Pioneer serves as the investment adviser and administrator of Pioneer Fundamental Value Fund and Pioneer Disciplined Value Fund and will serve as the investment adviser and administrator of the combined fund. Pioneer Funds Distributor, Inc., an affiliate of Pioneer, serves as the principal underwriter of Pioneer Fundamental Value Fund and Pioneer Disciplined Value Fund and will serve as the principal underwriter of the combined fund.

Portfolio Managers

Day-to-day management of the combined fund's portfolio will be the responsibility of John Peckham. Mr. Peckham (portfolio manager of Pioneer Disciplined Value Fund since 2011) will be supported by Ashesh Savla (portfolio manager of Pioneer Disciplined Value Fund since 2005) and Brian Popiel (portfolio manager of Pioneer Disciplined Value Fund since 2011). This is the same portfolio management team that is responsible for the day-to-day management of Pioneer Disciplined Value Fund. The portfolio managers draw upon the research and investment management expertise of the firm's research teams, which provide fundamental and quantitative research on companies on a global basis and include members from Pioneer's affiliate, Pioneer Investment Management Limited. John Peckham, vice president and co-head of equity research -- U.S., joined Pioneer in 2002. Ashesh Savla, senior quantitative research analyst, joined Pioneer in 2003. Brian Popiel, fundamental research analyst, joined Pioneer in 2011.

Day-to-day management of Pioneer Fundamental Value Fund's portfolio currently is the responsibility of Edward T. Shadek Jr., senior vice president of Pioneer (portfolio manager of the fund since 2012), and John Peckham, senior vice president of Pioneer and co-head of equity research -- U.S. (portfolio manager of the fund since 2012).

Management Fees

The combined fund will pay Pioneer a management fee at an annual rate equal to 0.65% of the fund's average daily net assets up to $1 billion, 0.60% of the next $2 billion, 0.55% of the next 4.5 billion and 0.525% on assets over $7.5 billion. The fee will be accrued daily and paid monthly.

Pioneer Fundamental Value Fund currently pays Pioneer a management fee at an annual rate equal to 0.70% of the fund's average daily net assets up to $1 billion, 0.65% of the next $1 billion, 0.60% of the next $1 billion, 0.55% on the next $4.5 billion, and 0.525% on assets over $7.5 billion. The fee is accrued daily and paid monthly.

Fund Assets

It is anticipated that the combined fund will have assets of approximately $1.86 billion. As of December 31, 2012, Pioneer Fundamental Value Fund had assets of approximately $1.82 billion.

Comparison of Fees and Expenses

The following tables compare the annual fund operating expenses of Pioneer Fundamental Value Fund and the combined fund. The expenses shown below are based on the actual expenses of Pioneer Fundamental Value Fund for the twelve-month period ended December 31, 2012 (unaudited), and the estimated expenses of the combined fund on a pro forma basis assuming the Reorganization occurred on December 31, 2012. Future expenses for all share classes may be greater or less.



                                                   Pioneer     Combined      Pioneer     Combined      Pioneer     Combined
                                                 Fundamental      Fund     Fundamental      Fund     Fundamental      Fund
                                                  Value Fund   (Pro Forma   Value Fund   (Pro Forma   Value Fund   (Pro Forma
                                                  (12 months   12 months    (12 months   12 months    (12 months   12 months
                                                    ended        ended        ended        ended        ended        ended
                                                 December 31, December 31, December 31, December 31, December 31, December 31,
                                                    2012)        2012)        2012)        2012)        2012)        2012)
------------------------------------------------------------------------------------------------------------------------------
Shareholder transaction fees
     (paid directly from your investment)         Class A      Class A      Class B      Class B      Class C      Class C
Maximum sales charge (load) when you buy
     shares as a percentage of offering price        5.75%        5.75%       None         None          None         None
Maximum deferred sales charge (load) as a
     percentage of offering price or the amount
     you receive when you sell shares, whichever
     is less                                         None         None           4%           4%         1.00%       1.00%
Redemption fee as a percentage of amount
     redeemed, if applicable                         None         None        None         None          None         None
Annual Fund operating expenses (deducted
     from fund assets) as a % of average daily
     net assets
Management Fee                                       0.66%        0.62%       0.66%        0.62%         0.66%       0.62%
Distribution and Service (12b-1) Fee                 0.25%        0.25%       1.00%        1.00%         1.00%       1.00%
Other Expenses                                       0.28%        0.27%       0.45%        0.45%         0.30%       0.30%
Total Annual Fund Operating Expenses (1)             1.19%        1.14%       2.11%        2.07%         1.96%       1.92%
------------------------------------------------------------------------------------------------------------------------------
Less: Fee Waiver and Expense Limitations (1)         0.00%        0.00%      -0.01%        0.00%         0.00%       0.00%
Net Expenses (1)                                     1.19%        1.14%       2.10%        2.07%         1.96%       1.92%
------------------------------------------------------------------------------------------------------------------------------

                                                   Pioneer     Combined      Pioneer     Combined      Pioneer     Combined
                                                 Fundamental      Fund     Fundamental      Fund     Fundamental      Fund
                                                  Value Fund   (Pro Forma   Value Fund   (Pro Forma   Value Fund   (Pro Forma
                                                  (12 months   12 months    (12 months   12 months    (12 months   12 months
                                                    ended        ended        ended        ended        ended        ended
                                                 December 31, December 31, December 31, December 31, December 31, December 31,
                                                    2012)        2012)        2012)        2012)        2012)        2012)
------------------------------------------------------------------------------------------------------------------------------
Shareholder transaction fees
     (paid directly from your investment)         Class R      Class R      Class Y      Class Y       Class Z      Class Z
Maximum sales charge (load) when you buy
     shares as a percentage of offering price                                 None         None          None        None
Maximum deferred sales charge (load) as a
     percentage of offering price or the amount
     you receive when you sell shares, whichever
     is less                                         None         None        None         None          None        None
Redemption fee as a percentage of amount
     redeemed, if applicable                         None         None        None         None          None        None
Annual Fund operating expenses (deducted
     from fund assets) as a % of average daily
     net assets
Management Fee                                       0.66%        0.62%       0.66%        0.62%         0.66%       0.62%
Distribution and Service (12b-1) Fee                 0.50%        0.50%       None         None          None        None
Other Expenses                                       0.23%        0.22%       0.19%        0.19%         0.30%       0.30%
Total Annual Fund Operating Expenses (1)             1.39%        1.34%       0.85%        0.81%         0.96%       0.92%
------------------------------------------------------------------------------------------------------------------------------
Less: Fee Waiver and Expense Limitations (1)         0.00%        0.00%       0.00%        0.00%        -0.06%      -0.02%
Net Expenses (1)                                     1.39%        1.34%       0.85%        0.81%         0.90%       0.90%
------------------------------------------------------------------------------------------------------------------------------

(1) Pioneer Fundamental Value Fund's investment adviser has contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all fund expenses other than extraordinary expenses, such as litigation, taxes and brokerage commissions) to the extent required to reduce the fund's expenses to 2.10% and 0.90% of the average daily net assets attributable to Class B and Class Z shares, respectively. These expense limitations are in effect through November 1, 2014. Pioneer has contractually agreed to limit ordinary operating expenses of the combined fund to the extent required to reduce expenses to 0.90% of the average daily net assets attributable to Class Z shares. This expense limitation is in effect through November 1, 2014.

Examples: The examples are intended to help you compare the cost of investing in each of Pioneer Fundamental Value Fund and the combined fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each fund for the time periods shown, and then, except as indicated, redeem all of your shares at the end of those periods. The examples also assume that
(a) your investment has a 5% return each year and (b) each fund's total annual operating expenses remain the same except for year one (which considers the effect of the expense limitation). Pro forma expenses are included assuming consummation of the Reorganization as of December 31, 2012. The examples are for comparison purposes only and are not a representation of any fund's actual expenses or returns, either past or future. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


Number of years                                                Pioneer          Combined Fund
you own your shares                                    Fundamental Value Fund    (Pro Forma)
---------------------------------------------------------------------------------------------
Class A -- assuming redemption at end of period
     Year 1                                                       $689                 $685
     Year 3                                                       $931                 $916
     Year 5                                                     $1,192               $1,167
     Year 10                                                    $1,935               $1,881
Class A -- assuming no redemption
     Year 1                                                       $689                 $685
     Year 3                                                       $931                 $916
     Year 5                                                     $1,192               $1,167
     Year 10                                                    $1,935               $1,881
Class B -- assuming redemption at end of period
     Year 1                                                       $613                 $610
     Year 3                                                       $960                 $949
     Year 5                                                     $1,233               $1,214
     Year 10                                                    $2,206               $2,161
Class B -- assuming no redemption
     Year 1                                                       $213                 $210
     Year 3                                                       $660                 $649
     Year 5                                                     $1,133               $1,114
     Year 10                                                    $2,206               $2,161
Class C -- assuming redemption at end of period
     Year 1                                                       $299                 $295
     Year 3                                                       $615                 $603
     Year 5                                                     $1,057               $1,037
     Year 10                                                    $2,285               $2,243
Class C -- assuming no redemption
     Year 1                                                       $199                 $195
     Year 3                                                       $615                 $603
     Year 5                                                     $1,057               $1,037
     Year 10                                                    $2,285               $2,243
Class R -- with or without redemption at end of period
     Year 1                                                       $142                 $136
     Year 3                                                       $440                 $425
     Year 5                                                       $761                 $734
     Year 10                                                    $1,669               $1,613
Class Y -- with or without redemption at end of period
     Year 1                                                        $87                  $83
     Year 3                                                       $271                 $259
     Year 5                                                       $471                 $450
     Year 10                                                    $1,049               $1,002
Class Z -- with or without redemption at end of period
     Year 1                                                        $92                  $92
     Year 3                                                       $300                 $291
     Year 5                                                       $525                 $507
     Year 10                                                    $1,173               $1,129

Investment Objectives and Principal Strategies

The table below provides a summary comparison of Pioneer Fundamental Value Fund's current investment objectives and principal investment strategies to those of the combined fund following the consummation of the Reorganization. The combined fund will have substantially the same investment risks as those currently described in Pioneer Fundamental Value Fund's prospectus.

------------------------------------------------------------------------------------------------------------------------------------
                                Pioneer Fundamental Value Fund                              Combined Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment Objective Capital appreciation. Current income is a secondary    Long-term capital growth.
                     objective.
------------------------------------------------------------------------------------------------------------------------------------
Principal            The fund invests primarily in equity securities. The   The fund invests primarily in equity securities of
Investment           fund may invest a significant portion of its assets    U.S. issuers. For purposes of the fund's investment
Strategies           in equity securities of medium- and large-             policies, equity securities include common stocks
                     capitalization companies (generally, market            and other equity instruments, such as exchange-
                     capitalizations of $1.5 billion or more).              traded funds (ETFs) that invest primarily in equity
                                                                            securities, preferred stocks, depositary receipts,
                     For purposes of the fund's investment policies,        rights, equity interests in real estate investment
                     equity securities include common stocks, debt          trusts (REITs) and warrants.
                     convertible to equity securities and other equity
                     instruments, such as exchange-traded funds             The fund may invest in issuers of any market
                     (ETFs) that invest primarily in equity securities,     capitalization. The fund may invest in securities in
                     depositary receipts, warrants, rights, equity          any industry or market sector.
                     interests in real estate investment trusts (REITs)
                     and preferred stocks.                                  The fund may invest up to 10% of its total assets in
                                                                            securities of non-U.S. issuers. The fund will not invest
                     The fund may invest up to 30% of its total assets      more than 5% of its total assets in the securities of
                     in securities of non-U.S. issuers. Up to 10% of the    emerging market issuers. The fund invests in non-
                     fund's total assets may be invested in securities of   U.S. securities to diversify its portfolio when they
                     emerging market issuers. The fund does not count       offer similar or greater potential for capital
                     securities of Canadian issuers against the limit on    appreciation compared to U.S. securities. The fund does
                     investment in securities of non-U.S. issuers.          not count securities of Canadian issuers against the 10%
                                                                            limit on investment in securities of non-U.S. issuers.
                     The fund may invest up to 10% of its total assets
                     in debt securities of U.S. and non-U.S. issuers. The   The fund may invest a portion of its assets not
                     fund may invest up to 5% of its net assets in below    invested in equity securities in debt securities.
                     investment grade debt securities (known as "junk       Generally the fund may acquire investment grade
                     bonds"), including below investment grade              debt securities that are issued by both U.S. and non-
                     convertible debt securities. The fund invests in debt  U.S. corporate and government issuers, but the fund
                     securities when the adviser believes they are          may invest up to 5% of its net assets in below
                     consistent with the fund's investment objectives of    investment grade debt securities (known as "junk
                     capital appreciation and, secondarily, current         bonds"), including below investment grade
                     income, to diversify the fund, or for greater          convertible debt securities. The fund invests in debt
                     liquidity.                                             securities when Pioneer believes they are consistent
                                                                            with the fund's investment objective of long-term
                     The fund may, but is not required to, use              capital growth, to diversify the fund's portfolio or for
                     derivatives. The fund may use derivatives for a        greater liquidity
                     variety of purposes, including as a hedge against
                     adverse changes in the market price of securities,     The fund may, but is not required to, use
                     interest rates or currency exchange rates; as a        derivatives. The fund may use derivatives for a
                     substitute for purchasing or selling securities; and   variety of purposes, including as a hedge against
                     to increase the fund's return as a non-hedging         adverse changes in the market price of securities,
                     strategy that may be considered speculative. The       interest rates or currency exchange rates; as a
                     fund may choose not to make use of derivatives for     substitute for purchasing or selling securities; and
                     a variety of reasons, and any use may be limited by    to increase the fund's return as a non-hedging
                     applicable law and regulations. The fund may also      strategy that may be considered speculative. The
                     hold cash or other short-term investments.             fund may choose not to make use of derivatives for
                                                                            a variety of reasons, and any use may be limited by
                                                                            applicable law and regulations. The fund may also
                                                                            hold cash or other short-term investments.

------------------------------------------------------------------------------------------------------------------------------------
                                Pioneer Fundamental Value Fund                              Combined Fund
------------------------------------------------------------------------------------------------------------------------------------
                     Pioneer uses a "value" style of management. Using      Pioneer uses a valuation-conscious approach to
                     this investment style, the adviser seeks securities    select the fund's investments based upon the
                     the adviser believes are selling at substantial        recommendations of Pioneer's research teams.
                     discounts to their underlying values. The adviser      Pioneer's research teams support the portfolio
                     evaluates a security's potential value, including the  management teams that manage various Pioneer
                     attractiveness of its market valuation, based on the   equity funds and provide recommendations for a
                     company's assets and prospects for earnings            universe of issuers that are publicly traded in the
                     growth. In making that assessment, the adviser         U.S. and abroad. The fund seeks to benefit from
                     employs fundamental research and an evaluation         this research effort by selecting securities that are
                     of the issuer based on its financial statements and    highly ranked by the teams and selling at attractive
                     operations. The adviser also considers a security's    prices.
                     potential to provide current income. The adviser
                     relies on the knowledge, experience and judgment       The research teams use a two-step process in
                     of its staff who have access to a wide variety of      selecting securities that combines fundamental and
                     research. The adviser focuses on the quality and       quantitative research. First, the teams assess whether
                     price of individual issuers and securities, not on     a company's fundamentals -- financial condition,
                     economic sector or market-timing strategies.           management, and position in its industry -- indicate
                     Factors the adviser looks for in selecting             strong prospects for growth and attractive
                     investments include:                                   valuations. Second, the teams employ a
                                                                            quantitative, value-oriented approach to construct
                       o a below average price/earnings ratio as            the fund's portfolio, emphasizing those securities
                       compared to that of the Standard & Poor's 500        believed to be selling at reasonable prices versus
                       Index; and                                           underlying values. A security may be sold if its
                                                                            ranking by the research team is reduced or the
                       o above average projected earnings growth as         security price reaches a reasonable valuation.
                       compared to that of the Standard & Poor's
                       500 Index.                                           As part of the initial assessment, Pioneer's research
                                                                            teams evaluate a security's potential value based
                     The adviser generally sells a portfolio security when  on the company's assets and prospects for it believes that the security's market value reflects  earnings growth. In making that assessment, the
                     its underlying value. The adviser makes that           teams employ a disciplined stock valuation
                     determination based upon the same criteria it uses     approach combined with fundamental research,
                     to select portfolio securities.                        and an evaluation of the issuer based on its
                                                                            financial statements and operations. The research
                                                                            teams focus on the quality and price of individual
                                                                            issuers, not on economic sector or market-timing
                                                                            strategies. The fund's portfolio includes securities
                                                                            from a broad range of market sectors that have
                                                                            received favorable rankings from the research
                                                                            teams. Factors for selecting investments include:

                                                                              o Favorable expected returns relative to
                                                                              perceived risk

                                                                              o Above average potential for earnings and
                                                                              revenue growth

                                                                              o Low market valuations relative to earnings
                                                                             forecast, book value, cash flow and sales

                                                                           o A sustainable competitive advantage, such as a
                                                                           brand name, customer base, proprietary
                                                                           technology or economies of scale
------------------------------------------------------------------------------------------------------------------------------------

Comparison of the Funds' Past Performance

It is currently anticipated that, upon consummation of the Reorganization, the historical performance of Pioneer Disciplined Value Fund will become the combined fund's historical performance. This means that Pioneer Fundamental Value Fund's historical performance, including its accounting and financial history, will no longer exist as of the close of business on the date that the Reorganization is consummated. What is the impact of this change?

      o Pioneer Fundamental Value Fund's inception date is July 1, 2000, and Pioneer Disciplined Value Fund's inception date is December 15, 2005. The combined fund will adopt the December 15, 2005 inception date of Pioneer Disciplined Value Fund.

      o The performance for Class B, R and Z shares of the combined fund for periods prior to the date of the Reorganization will reflect the performance of Class A shares, adjusted to reflect the expenses of your class of shares.

The bar charts and tables below indicate the risks and volatility of an investment in each of Pioneer Fundamental Value Fund and Pioneer Disciplined Value Fund by showing how the funds have performed in the past. The bar charts show changes in the performance of each fund's Class A shares from calendar year to calendar year. The tables show average annual total returns for each class of shares of a fund over time and compare these returns to a broad-based measure of market performance that has characteristics relevant to the fund's investment strategies. You can obtain updated performance information by visiting https://us.pioneerinvestments.com/performance or by calling 1-800-225-6292. A fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. The bar charts do not reflect any sales charge you may pay when you buy fund shares. If this amount was reflected, returns would be less than those shown.

Pioneer Fundamental Value Fund acquired the assets and liabilities of Cullen Value Fund (the predecessor fund) on February 25, 2005. The performance of Class A shares of Pioneer Fundamental Value Fund includes the net asset value performance of the predecessor fund's single class of shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). If all the expenses of Pioneer Fundamental Value Fund were reflected, the performance would be lower. Cullen Capital Management LLC served as the investment adviser to the predecessor fund and as Pioneer Fundamental Value Fund's subadviser through July 31, 2012.

  PIONEER DISCIPLINED VALUE FUND'S ANNUAL RETURNS -- CLASS A SHARES (%)
                           (YEARS ENDED DECEMBER 31)

                             2006            19.24
                             2007             4.53
                             2008           -33.61
                             2009            23.18
                             2010            11.82
                             2011            -1.31
                             2012            13.60


During the period shown in the bar chart, Pioneer Disciplined Value Fund's highest quarterly return was 16.14% for the quarter ended 9/30/2009, and the lowest quarterly return was -18.76% for the quarter ended 12/31/2008.

     PIONEER FUNDAMENTAL VALUE FUND'S ANNUAL RETURNS -- CLASS A SHARES (%)
                           (YEARS ENDED DECEMBER 31)

                             2003            38.06
                             2004            14.14
                             2005            13.34
                             2006            16.63
                             2007             6.82
                             2008           -31.87
                             2009            19.01
                             2010             9.98
                             2011            -4.62
                             2012            11.29

During the period shown in the bar chart, Pioneer Fundamental Value Fund's highest quarterly return was 19.12% for the quarter ended 12/31/2003, and the lowest quarterly return was -18.48% for the quarter ended 12/31/2008.

                                      AVERAGE ANNUAL TOTAL RETURNS (%)
                                  (FOR PERIODS ENDED DECEMBER 31, 2012)

                                                                             Since   Inception
Pioneer Disciplined Value Fund                1 Year 5 Years      10 Years Inception   Date
----------------------------------------------------------------------------------------------
   Class A                                                                           12/15/05
      Return Before Taxes                       7.01  -0.68           N/A      2.53
      Return After Taxes on Distributions       6.33  -2.09           N/A      1.16
      Return After Taxes on Distributions and
         Sale of Fund Shares                    4.84  -1.30           N/A      1.54
----------------------------------------------------------------------------------------------
   Class C                                     12.42    N/A           N/A      3.40  7/17/08
----------------------------------------------------------------------------------------------
   Class Y                                     14.03    N/A           N/A      4.14  7/31/08
----------------------------------------------------------------------------------------------
Russell 1000 Value Index (reflects no
   deduction for fees, expenses or taxes)      17.51   0.59          7.38      3.12  12/15/05
----------------------------------------------------------------------------------------------

                                                                             Since   Inception
Pioneer Fundamental Value Fund                1 Year 5 Years      10 Years Inception   Date
----------------------------------------------------------------------------------------------
   Class A                                                                            7/1/00
      Return Before Taxes                       4.89  -2.25          7.09      5.83
      Return After Taxes on Distributions       3.55  -2.75          6.66      5.45
      Return After Taxes on Distributions and
         Sale of Fund Shares                    3.18  -2.16          6.04      4.96
----------------------------------------------------------------------------------------------
   Class B                                      6.26  -1.99           N/A      2.33  2/28/05
----------------------------------------------------------------------------------------------
   Class C                                     10.44  -1.84           N/A      2.46  2/28/05
----------------------------------------------------------------------------------------------
   Class R                                     11.09  -1.32           N/A      0.58  11/3/06
----------------------------------------------------------------------------------------------
   Class Y                                     11.68  -0.73           N/A      3.68  2/28/05
----------------------------------------------------------------------------------------------
   Class Z                                     11.59    N/A           N/A      7.22  11/1/08
----------------------------------------------------------------------------------------------
Russell 1000 Value Index (reflects no
   deduction for fees, expenses or taxes)(1)   17.51   0.59          7.38      4.89   7/1/00
----------------------------------------------------------------------------------------------
Standard & Poor's 500 Index (reflects no
   deduction for fees, expenses or taxes)      16.00   1.66          7.10      1.76   7/1/00
----------------------------------------------------------------------------------------------

(1) Effective June 30, 2012, Pioneer Fundamental Value Fund changed its benchmark from the Standard & Poor's 500 Index to the Russell 1000 Value Index because the latter index is more consistent with Pioneer Fundamental Value Fund's investment strategies.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares. After-tax returns for Class C and Class Y shares will vary.

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